CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Legg Mason Global Asset Management Trust (1933 Act File No. 333-162441; 1940 Act File No. 811-22338) (“Registrant”) hereby certifies (a) that the forms of the prospectus and statement of additional information used with respect to Class A, Class C, Class FI, Class R, Class R1, Class I and Class IS of Legg Mason BW Dynamic Large Cap Value Fund do not differ from those contained in Post-Effective Amendment No. 83 to the Registrant’s Registration Statement (“Amendment No. 83”), and (b) that Amendment No. 83 was filed electronically.

Dated as of: November 13, 2014	By:	/s/ Rosemary D. Emmens
	Name:	Rosemary D. Emmens
	Title:	Assistant Secretary